Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

	December 31, 2011	December 31, 2010
Employee related liabilities	370	440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current portion of pension and other long-term benefits	16	21
Royalties	35	34
Obligation related to cash collateral	—	7
Others	133	102
Total	976	1,004